Non-Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2022
Noncurrent Provisions [Abstract]
Non-Current Liabilities - Provisions	Note 21. Non-Current Liabilities - Provisions
	June 30, 2022	June 30, 2021

	US$	US$
Long service leave	27,974	16,915
Total non-current provisions	27,974	16,915